Investment Risks - Harrison Street Infrastructure Active ETF	Dec. 23, 2025
Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Common Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Preferred Stock Risk. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters.

Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Convertible Securities Risk. The Fund may invest in convertible securities which are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock or other equity interests at a specified price or conversion ratio during a specified period. Although convertible bonds, convertible preferred stocks, and other securities convertible into equity securities may have some attributes of income securities or debt securities, the Fund generally treats such securities as equity securities. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuers, the value of these securities will also change based on changes in the value of the underlying stock. In addition, convertible securities generally have less potential for gain than common stocks and generally pay less income than non-convertible bonds.

Infrastructure Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Infrastructure Companies Risk. An investment in the Fund is subject to certain risks associated with the ownership of infrastructure and infrastructure-related assets in general, including: the burdens and costs of ownership of infrastructure; changes in interest rates and the availability and cost of capital that may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; local, national and international economic conditions; the supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; supply chain, distribution, and business disruptions; changes in laws and regulations, including environmental and planning laws, and other governmental rules; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; disruptive weather and environmental effects; changes in energy prices; changes in fiscal and monetary policies; negative developments in the domestic and international economy; and uninsured casualties. Some infrastructure companies may rely heavily on government contracts or other forms of public sector financing and thus are subject to heightened political risks, including reduced government spending or changes in policy priorities. Certain companies are subject to extensive government regulation and may incur significant compliance costs. They also may face the risk of liability for environmental damage or infrastructure failures.

Infrastructure Companies Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Infrastructure Companies Concentration Risk. The Fund’s strategy of concentrating (i.e., investing more than 25% of the value of the Fund’s assets) in infrastructure companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in foreign companies’ securities, including investments via depositary receipts, are subject to special risks, including the following:

Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Currency and Exchange Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Currency and Exchange Rate Risks The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Emerging Markets Risk. The Fund may invest directly or indirectly, via ADRs, in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

ETF Risks.
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility.

Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]

○	Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. In addition, the Adviser relies on the services of certain executive officers who have relevant knowledge of the investments in which the Fund may invest and familiarity with the Fund’s investment objectives, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk
Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Small-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REITs Risk. The Fund may invest in entities that are intended to qualify as REITs. The risks of investing in REITs include certain risks associated with the real estate industry in general. Investments in REITs also involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, investors in the Fund bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). In addition, REITs may fail to qualify for the favorable tax treatment available to REITs or may fail to maintain their exemptions from investment company registration. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no guarantee that any entity in or through which the Fund invests will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment and could adversely affect the Fund’s NAV.

Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risk – To the extent a large number of shares of the Fund are held by a single shareholder (e.g., an institutional investor or another fund advised by Harrison Street) or a small group of shareholders, the Fund is subject to the risk that a redemption by that shareholder or group could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.